Submission	Aug. 11, 2026
Submission [Line Items]
Central Index Key	0002006960
Registrant Name	Londian Wason New Energy Tech Inc.
Registration File Number	333-297230
Form Type	F-1
Submission Type	F-1MEF
Fee Exhibit Type	EX-FILING FEES